John Hancock

Regional Bank Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 98.9%		$1,839,959,422
(Cost $1,239,913,059)

Financials 98.9%		1,839,959,422

Banks 94.7%
1st Source Corp.	203,721	9,564,701
American Business Bank (A)	164,286	5,914,296
American River Bankshares	33,456	439,946
Ameris Bancorp	538,013	21,396,777
Atlantic Capital Bancshares, Inc. (A)	385,975	7,098,080
Atlantic Union Bankshares Corp.	690,008	26,241,004
Bank of America Corp.	1,971,589	60,488,351
Bank of Commerce Holdings	223,164	2,403,476
Bank of Hawaii Corp.	256,788	21,891,177
Bank of Marin Bancorp	199,354	8,715,757
Bar Harbor Bankshares	252,989	6,423,391
Baycom Corp. (A)	247,526	5,668,345
Berkshire Hills Bancorp, Inc.	606,149	19,881,687
BOK Financial Corp.	327,364	27,393,820
Bryn Mawr Bank Corp.	446,199	16,545,059
Business First Bancshares, Inc.	122,109	3,045,398
Cadence BanCorp	990,146	16,971,102
California Bancorp, Inc. (A)	60,262	1,142,794
California Bancorp, Inc. (A)	68,046	1,323,495
Cambridge Bancorp	21,711	1,697,800
Camden National Corp.	139,946	6,256,986
Carolina Financial Corp.	138,742	4,872,619
CenterState Bank Corp.	238,958	5,811,459
Chemical Financial Corp.	621,480	26,127,019
Citizens Community Bancorp, Inc.	314,070	3,423,363
Citizens Financial Group, Inc.	1,721,304	64,135,787
City Holding Company	83,932	6,500,533
Civista Bancshares, Inc.	323,051	7,162,041
Coastal Financial Corp. (A)	282,234	4,484,698
Columbia Banking System, Inc.	637,434	24,037,636
Comerica, Inc.	750,744	54,954,461
County Bancorp, Inc.	86,578	1,546,283
Cullen/Frost Bankers, Inc.	401,250	38,094,675
Eagle Bancorp Montana, Inc.	145,598	2,587,276
East West Bancorp, Inc.	410,200	19,693,702
Equity Bancshares, Inc., Class A (A)	270,558	7,167,081
Evans Bancorp, Inc.	125,899	4,665,817
Fifth Third Bancorp	2,063,769	61,273,302
First Bancorp, Inc.	142,186	3,726,695
First Business Financial Services, Inc.	196,522	4,683,119
First Community Corp.	223,238	4,266,078
First Financial Bancorp	849,992	21,666,296
First Hawaiian, Inc.	831,064	22,239,273
First Horizon National Corp.	1,908,568	31,300,515
First Merchants Corp.	443,213	17,467,024
First Mid Bancshares, Inc.	85,631	2,918,304
Flushing Financial Corp.	256,971	5,231,930
FNB Corp.	1,456,395	17,549,560
German American Bancorp, Inc.	278,103	8,774,150
Glacier Bancorp, Inc.	297,414	12,464,621

2 JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Great Southern Bancorp, Inc.	96,809	$5,804,668
Great Western Bancorp, Inc.	467,196	15,800,569
Hancock Whitney Corp.	733,324	30,447,612
Heritage Commerce Corp.	871,273	10,777,647
Heritage Financial Corp.	251,581	7,175,090
Horizon Bancorp, Inc.	855,439	14,901,747
Howard Bancorp, Inc. (A)	387,812	5,774,521
Huntington Bancshares, Inc.	2,846,555	40,563,409
Independent Bank Corp. (MA)	392,557	30,525,232
Independent Bank Corp. (MI)	207,730	4,516,050
JPMorgan Chase & Co.	459,823	53,339,468
KeyCorp	3,534,101	64,921,434
Level One Bancorp, Inc.	193,489	4,558,601
M&T Bank Corp.	354,741	58,266,209
Mackinac Financial Corp.	318,194	4,900,188
MidWestOne Financial Group, Inc.	133,518	4,148,404
MutualFirst Financial, Inc.	174,428	5,684,609
Nicolet Bankshares, Inc. (A)	136,812	8,989,917
Northrim BanCorp, Inc.	114,893	4,477,380
Old National Bancorp	1,662,213	29,271,571
Old Second Bancorp, Inc.	592,424	7,784,451
Pacific Premier Bancorp, Inc.	689,319	21,803,160
PacWest Bancorp	523,559	20,225,084
Park National Corp.	160,459	15,177,817
Peoples Bancorp, Inc.	224,439	7,274,068
Pinnacle Financial Partners, Inc.	772,007	46,891,705
Presidio Bank (A)	172,559	5,213,007
QCR Holdings, Inc.	172,381	6,595,297
Red River Bancshares, Inc. (A)	21,680	1,021,562
Regions Financial Corp.	3,553,058	56,600,214
Renasant Corp.	475,326	17,059,450
SB Financial Group, Inc.	62,321	1,032,036
Shore Bancshares, Inc.	246,684	4,045,618
Southern First Bancshares, Inc. (A)	189,915	7,744,734
Stock Yards Bancorp, Inc.	360,238	13,779,104
SunTrust Banks, Inc.	931,355	62,028,243
SVB Financial Group (A)	165,540	38,400,314
Synovus Financial Corp.	720,132	27,487,438
The Community Financial Corp.	144,637	4,705,042
The First Bancshares, Inc.	174,541	5,796,507
The First of Long Island Corp.	77,802	1,720,980
The PNC Financial Services Group, Inc.	378,893	54,143,810
Towne Bank	203,427	5,724,436
TriCo Bancshares	550,544	20,783,036
U.S. Bancorp	911,800	52,109,370
Washington Trust Bancorp, Inc.	246,352	12,374,261
Western Alliance Bancorp (A)	689,667	34,097,136
Zions Bancorp NA	1,029,689	46,408,083
Thrifts and mortgage finance 4.2%
First Defiance Financial Corp.	460,421	13,223,291
OP Bancorp	391,274	3,857,962
Provident Financial Holdings, Inc.	168,339	3,496,401
Provident Financial Services, Inc.	281,590	6,808,846

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND 3

			Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Southern Missouri Bancorp, Inc.			269,483	$9,391,483
United Community Financial Corp.			955,725	9,729,281
Westbury Bancorp, Inc. (A)			139,790	3,522,708
WSFS Financial Corp.			654,482	27,730,402
Preferred securities 0.1%				$2,055,218
(Cost $1,378,896)

Financials 0.1%				2,055,218

Banks 0.1%
SB Financial Group, Inc., 6.500%			124,900	2,055,218

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$20,471,000
(Cost $20,471,000)

U.S. Government Agency 0.4%				6,831,000

Federal Agricultural Mortgage Corp. Discount Note	2.150	08-01-19	2,430,000	2,430,000
Federal Home Loan Bank Discount Note	2.150	08-01-19	4,401,000	4,401,000

			Par value^	Value
Repurchase agreement 0.7%				13,640,000

Barclays Tri-Party Repurchase Agreement dated 7-31-19 at 2.520% to be repurchased at $9,755,683 on 8-1-19, collateralized by $8,203,300 U.S. Treasury Bonds, 3.625% due 2-15-44 (valued at $9,950,898, including interest)			9,755,000	9,755,000
Repurchase Agreement with State Street Corp. dated 7-31-19 at 1.300% to be repurchased at $3,885,140 on 8-1-19, collateralized by $3,925,000 U.S. Treasury Notes, 2.500% due 12-31-20 (valued at $3,963,445, including interest)			3,885,000	3,885,000

Total investments (Cost $1,261,762,955) 100.1%				$1,862,485,640
Other assets and liabilities, net (0.1%)				(2,123,825)
Total net assets 100.0%				$1,860,361,815

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

4 JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	1,762,199,048	$1,761,056,254	$1,142,794	—
Thrifts and mortgage finance	77,760,374	77,760,374	—	—
Preferred securities	2,055,218	—	2,055,218	—
Short-term investments	20,471,000	—	20,471,000	—
Total investments in securities	$1,862,485,640	$1,838,816,628	$23,669,012	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

5

More information

How to contact us
Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Regional Bank Fund.	01Q3 07/19 9/19